Segment and geographic information - Reconciliation of combined business segments' results included in preceding table to reported Net revenue, Non-interest expenses and Income before income taxes (Detail) - JPY (¥)
¥ in Millions
		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Segment and Geographic Information [Abstract]
Net revenue		¥ 1,894,034	¥ 1,572,341	¥ 1,365,848
Unrealized gain (loss) on investments in equity securities held for operating purposes	[1]	(1,549)	(10,341)	(30,271)
Consolidated net revenue	[2],[3]	1,892,485	1,562,000	1,335,577
Non-interest expenses		1,420,521	1,288,150	1,186,103
Unrealized gain (loss) on investments in equity securities held for operating purposes
Consolidated non-interest expenses	[4]	1,420,521	1,288,150	1,186,103
Income before income taxes		473,513	284,191	179,745
Unrealized gain (loss) on investments in equity securities held for operating purposes	[1]	(1,549)	(10,341)	(30,271)
Consolidated income before income taxes	[2]	¥ 471,964	¥ 273,850	¥ 149,474

[1]	Includes a reversal of unrealized gain (loss) on investments in equity securities held for operating purposes that were sold in the years ended March 31, 2023, 2024 and 2025.
[2]	Includes gains from the estimated recoverable amounts and collected amounts for a part of the claim related to the loss arising from the U.S. Prime Brokerage Event.
[3]	There is no revenue derived from transactions with a single major external customer.
[4]	Includes primarily personnel expenses, occupancy, technology, and professional fees.